CONSOLIDATED CONDENSED STATEMENT OF CASH FLOWS (Unaudited)	6 Months Ended
Jun. 30, 2022 USD ($)
Cash flow from operating activities
Net loss	$ (435,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Investment income on Trust Account	(378,596)
Changes in operating assets and liabilities:
Prepaid expense	113,451
Accounts payable	(4,569)
Franchise tax payable	(8,665)
Income tax payable	49,650
Net cash used in operating activities	(664,178)
Cash flow from investing activities
Cash withdrawn from trust account	84,983
Net cash used in investing activities	84,983
Net increase in cash and cash equivalents	(579,195)
Cash at beginning of period	1,100,031
Cash at end of period	$ 520,836